Restatement of Previously Issued Financial Statements - Schedule of Consolidated Statements of Operations and Comprehensive loss (Details) - USD ($)	3 Months Ended								9 Months Ended				12 Months Ended
	Jun. 30, 2025		Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024		Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025		Jun. 30, 2024		Sep. 30, 2024		Sep. 30, 2023
Schedule of Consolidated Statements of Operations and Comprehensive loss [Line Items]
General and administrative expenses	$ 1,672,011				$ 2,012,938				$ 2,877,016		$ 16,328,960		$ 17,438,014		$ 1,225,501
Total operating expenses	20,872,011				2,012,938				22,077,016		16,328,960		17,438,014		1,225,501
Loss from operations	(20,898,700)				(2,012,938)				(22,103,705)		(16,328,960)		(17,438,014)		(1,225,501)
Interest expense, net															(616,398)
Total other expense, net	(603,257)				(5,593)				(664,430)		(363,847)		(377,293)		(616,398)
Loss before income taxes	(21,501,957)				(2,018,531)				(22,768,135)		(16,692,807)		(17,815,307)		(1,841,899)
Income tax expense
Net loss	(21,501,957)		$ (577,023)	$ (689,155)	(2,018,531)		$ (14,269,147)	$ (405,129)	(22,768,135)		(16,692,807)		(17,815,307)		(1,841,899)
Foreign currency translation adjustment	(147,962)		$ (26,182)	$ 226,818	(20,352)		$ (9,118)	$ (164,851)	52,674		(194,321)		(341,340)		123,998
Total comprehensive loss attributable to ordinary shareholders	$ (21,649,919)				$ (2,038,883)				$ (22,715,461)		$ (16,887,128)		$ (18,156,647)		$ (1,717,901)
Weighted average number of ordinary shares outstanding - basic (in Shares)	2,461,191	[1]			2,445,647	[1]			2,456,833	[1]	2,355,100	[1]	142,675,373	[2]	137,750,000	[2],[3]
Weighted average number of ordinary shares outstanding - diluted (in Shares)	2,461,191	[1]			2,445,647	[1]			2,456,833	[1]	2,355,100	[1]	142,675,373	[2]	137,750,000	[2],[3]
Loss per ordinary share - basic (in Dollars per share)	$ (8.74)	[1]			$ (0.83)	[1]			$ (9.27)	[1]	$ (7.09)	[1]	$ (0.12)		$ (0.01)
Loss per ordinary share - diluted (in Dollars per share)	$ (8.74)	[1]			$ (0.83)	[1]			$ (9.27)	[1]	$ (7.09)	[1]	$ (0.12)		$ (0.01)
As previously reported [Member]
Schedule of Consolidated Statements of Operations and Comprehensive loss [Line Items]
General and administrative expenses					$ 2,132,149						$ 14,139,078				$ 2,316,454
Total operating expenses					2,132,149						14,139,078				2,316,454
Loss from operations					(2,132,149)						(14,139,078)				(2,316,454)
Interest expense, net															(24,207)
Total other expense, net					(5,796)						(17,440)				(24,207)
Loss before income taxes															(2,340,661)
Income tax expense
Net loss											(14,156,518)				(2,340,661)
Foreign currency translation adjustment															68,394
Total comprehensive loss attributable to ordinary shareholders					$ (2,156,360)						$ (14,186,512)				$ (2,272,267)
Weighted average number of ordinary shares outstanding - basic (in Shares)					2,445,688	[4]					972,814	[5]			137,750,000	[3]
Weighted average number of ordinary shares outstanding - diluted (in Shares)					2,445,688	[4]					972,814	[5]			137,750,000	[3]
Loss per ordinary share - basic (in Dollars per share)					$ (0.87)	[4]					$ (14.55)	[5]			$ (0.02)
Loss per ordinary share - diluted (in Dollars per share)					$ (0.87)	[4]					$ (14.55)	[5]			$ (0.02)
Adjustments [Member]
Schedule of Consolidated Statements of Operations and Comprehensive loss [Line Items]
General and administrative expenses					$ (119,211)						$ 2,189,882				$ (1,090,953)
Total operating expenses					(119,211)						2,189,882				(1,090,953)
Loss from operations					119,211						(2,189,882)				1,090,953
Interest expense, net															(592,191)
Total other expense, net					203						(346,407)				(592,191)
Loss before income taxes															498,762
Income tax expense
Net loss											(2,536,289)				498,762
Foreign currency translation adjustment															55,604
Total comprehensive loss attributable to ordinary shareholders					$ 117,477						$ (2,700,616)				$ 554,366
Weighted average number of ordinary shares outstanding - basic (in Shares)					(41)	[4]					1,382,286	[5]
Weighted average number of ordinary shares outstanding - diluted (in Shares)					(41)	[4]					1,382,286	[5]
Loss per ordinary share - basic (in Dollars per share)					$ 0.04	[4]					$ 7.46	[5]			$ 0.01
Loss per ordinary share - diluted (in Dollars per share)					$ 0.04	[4]					$ 7.46	[5]			$ 0.01

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[2]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4
[3]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4
[4]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.
[5]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.